Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	FIFTH WALL ACQUISITION CORP. III
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1583957
Entity Address, Address Line One	1 Little West 12th Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	310
Local Phone Number	853-8878
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001847874
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Brendan Wallace
Entity Address, Address Line One	1 Little West 12th Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	310
Local Phone Number	853-8878